CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 76,719,742	¥ 40,866,309	¥ 30,676,067
Cost of sales
Total cost of sales	(62,246,823)	(35,020,541)	(30,224,912)
Gross profit	14,472,919	5,845,768	451,155
Operating expenses
Research and development expenses	(9,489,979)	(6,456,734)	(5,276,574)
Selling, general and administrative expenses	(9,398,456)	(6,870,644)	(6,558,942)
Other income, net	1,761,419	589,227	465,588
Fair value gain (loss) on derivative liability relating to the contingent consideration	(117,305)	234,245	29,339
Total operating expenses, net	(17,244,321)	(12,503,906)	(11,340,589)
Loss from operations	(2,771,402)	(6,658,138)	(10,889,434)
Interest income	1,163,210	1,374,525	1,260,162
Interest expenses	(379,931)	(343,982)	(268,666)
Fair value loss on derivative liability	0	0	(410,417)
Investment (loss) gain on long-term investments	500,533	(261,991)	(224,364)
Exchange gain (loss) from foreign currency transactions	285,998	(49,543)	97,080
Other non-operating income, net	44,789	108,154	41,934
Loss before income tax (expenses) benefit and share of results of equity method investees	(1,156,803)	(5,830,975)	(10,393,705)
Income tax (expenses) benefit	(13,585)	69,780	(36,810)
Share of results of equity method investees	30,928	(29,069)	54,740
Net loss	(1,139,460)	(5,790,264)	(10,375,775)
Net loss attributable to ordinary shareholders of XPeng Inc.	(1,139,460)	(5,790,264)	(10,375,775)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	(331,065)	262,870	286,614
Total comprehensive loss attributable to XPeng Inc.	(1,470,525)	(5,527,394)	(10,089,161)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	¥ (1,470,525)	¥ (5,527,394)	¥ (10,089,161)
Weighted average number of ordinary shares, Basic | shares	1,903,989,310	1,891,357,212	1,740,921,519
Weighted average number of ordinary shares, Diluted | shares	1,903,989,310	1,891,357,212	1,740,921,519
Net loss per ordinary share, Basic | (per share)	¥ (0.6)	¥ (3.06)	¥ (5.96)
Net loss per ordinary share, Diluted | (per share)	¥ (0.6)	¥ (3.06)	¥ (5.96)
Vehicle [Member]
Revenues
Total revenues	¥ 68,378,920	¥ 35,829,402	¥ 28,010,857
Cost of sales
Total cost of sales	(59,598,391)	(32,866,163)	(28,457,909)
Services and others [Member]
Revenues
Total revenues	8,340,822	5,036,907	2,665,210
Cost of sales
Total cost of sales	¥ (2,648,432)	¥ (2,154,378)	¥ (1,767,003)